SEGMENT REPORTING - Major Customers (Details) - Revenue from contract with customer benchmark - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Number of customers	1	1	1
Concentration risk percentage	4.10%	15.60%	12.80%